Post employment benefits	12 Months Ended
Mar. 31, 2019
Post employment benefits
Post employment benefits

 24. Post employment benefits

The Group operates a number of defined benefit and defined contribution pension plans for our employees. The Group’s largest defined benefit scheme is in the UK. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Accounting policies

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or liability on the statement of financial position. Scheme liabilities are assessed using the projected unit funding method and applying  the principal actuarial assumptions at the reporting period date. Assets are valued at market value.

Actuarial gains and losses are taken to the statement of comprehensive income as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

Other movements in the net surplus or deficit are recognised in the income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the income statement. The amount charged to the income statement in respect of these plans is included within operating costs or in the Group’s share of the results of equity accounted operations, as appropriate.

The Group’s contributions to defined contribution pension plans are charged to the income statement as they fall due.

Background

At 31 March 2019 the Group operated a number of pension plans for the benefit of its employees throughout the world, with varying rights and obligations depending on the conditions and practices in the countries concerned. The Group’s pension plans are provided through both defined benefit and defined contribution arrangements. Defined benefit schemes provide benefits based on the employees’ length of pensionable service and their final pensionable salary or other criteria. Defined contribution schemes offer employees individual funds that are converted into benefits at the time of retirement.

The Group operates defined benefit schemes in Germany, Ghana, India, Ireland, Italy, the UK, the United States and the Group operates defined benefit indemnity plans in Greece and Turkey. Defined contribution pension schemes are currently provided in Egypt, Germany, Greece, Hungary, India, Ireland, Italy, New Zealand, Portugal, South Africa, Spain and the UK.

Income statement expense

	2019	2018	2017
	€m	€m	€m
Defined contribution schemes	166	178	192
Defined benefit schemes	57	44	20
Total amount charged to income statement (note 23)	223	222	212

Defined benefit schemes

The Group’s retirement policy is to provide competitive pension provision, in each operating country, in line with the market median for that location. The Group’s preferred retirement provision is focused on Defined Contribution (‘DC’) arrangements and/or State provision for future service.

The Group’s main defined benefit funding liability is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’). Since June 2014 the plan has consisted of two segregated sections: the Vodafone Section and the Cable & Wireless Section (‘CWW Section’). Both sections are closed to new entrants and to future accrual. The Group also operates  smaller funded and unfunded plans in the UK, funded and unfunded plans in Germany and funded plans in Ireland. Defined benefit pension provision exposes the Group to actuarial risks such as longer than expected longevity of participants, lower than expected return on investments and higher than expected inflation, which may increase the liabilities or reduce the value of assets of the schemes.

The main defined benefit schemes are administered by trustee boards which are legally separate from the Group and consist of representatives who are employees, former employees or are independent from the Company. The boards of the pension schemes are required by legislation to act in the best interest of the participants, set the investment strategy and contribution rates and are subject to statutory funding objectives.

The Vodafone UK plan is registered as an occupational pension plan with HM Revenue and Customs ("HMRC") and is subject to UK legislation and operates within the framework outlined by the Pensions Regulator. UK legislation requires that pension schemes are funded prudently and that valuations are undertaken at least every three years. Separate valuations are required for the Vodafone Section and CWW Section.

The trustees obtain regular actuarial valuations to check whether the statutory funding objective is met and whether a recovery plan is required to restore funding to the level of the agreed technical provisions. On 19 October 2017, the 31 March 2016 triennial actuarial valuation for the Vodafone Section and CWW Section of the Vodafone UK plan, which is used to judge the funding the Group needs to put into the scheme, was concluded.

This valuation showed a net deficit of £279 million (€317 million) on the scheme’s funding basis, comprising of a £339 million (€385 million) deficit for the Vodafone Section offset by a £60 million (€68 million) surplus for the CWW Section. These scheme specific actuarial valuations will always be different to the IAS 19 accounting basis, which is used to measure pension assets and liabilities presented on the Group’s consolidated statement of financial position.

The Group and trustees of the scheme agreed a funding plan to address the valuation deficit in the Vodafone Section over the period to 31 March 2025 and made a cash contribution on 19 October 2017 of £185 million (€209 million) into the Vodafone Section and a further cash payment in accordance with the arrangements set under the previous valuation of £58 million (€66 million) into the CWW Section. These cash payments were invested into annuity policies issued by a third party insurance company which in turn entered into a reinsurance policy covering these risks with the Group's captive insurance company. No further contributions are due in respect of the deficit revealed at the 2016 valuation.

The next scheme valuation is currently being undertaken as at 31 March 2019, and will be completed during 2020.

Funding plans are individually agreed for each of the Group’s other defined benefit pension schemes with the respective trustees or governing board, taking into account local regulatory requirements. It is expected that ordinary contributions relating to future service of €48 million will be paid into the Group’s defined benefit pension schemes during the year ending 31 March 2020. The Group has also provided certain guarantees in respect of the Vodafone UK plan; further details are provided in note 28 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

The investment strategy for the UK schemes is controlled by the trustees in consultation with the Company and the schemes have no direct investments in the Group’s equity securities or in property or other assets currently used by the Group. The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the trustee investment policy. The trustees aim to achieve the scheme’s investment objectives through investing partly in a diversified mix of growth assets which, over the long term are expected to grow in value by more than the low risk assets. The low risk assets include cash and gilts, inflation and interest rate hedging and in substantial insured pensioner annuity policies in both the Vodafone Section and CWW Sections of the Vodafone UK plan. A number of investment managers are appointed to promote diversification by assets, organisation and investment style and current market conditions and trends are regularly assessed, which may lead to adjustments in the asset allocation.

Actuarial assumptions

The Group’s scheme liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below:

	2019	2018	2017
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	2.9	2.9	3.0
Rate of increase in salaries	2.7	2.7	2.6
Discount rate	2.3	2.5	2.6

Notes:

1	Figures shown represent a weighted average assumption of the individual schemes.
2	The rate of increases in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Mortality assumptions used are based on recommendations from the individual scheme actuaries which include adjustments for the experience of the Group where appropriate. The Group’s largest scheme is the Vodafone UK plan. Further life expectancies assumed for the UK schemes are 23.3/26.6 years (2018: 23.2/26.5 years; 2017: 24.1/25.4 years) for a male/female pensioner currently aged 65 years and 26.2/29.4 (2018: 26.1/29.3 years; 2017: 26.7/28.3 years) from age 65 for a male/female non-pensioner member currently aged 40.

Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are:

	2019	2018	2017
	€m	€m	€m
Current service cost	31	34	43
Past service costs[1]	16	2	(27)
Net interest charge	10	8	4
Total included within staff costs	57	44	20
Actuarial losses recognised in the SOCI	33	94	274

Note:

1 Following a High Court judgement on 21 October 2018 which concluded that defined benefit schemes should equalise pension benefits for men and women in relation to guaranteed minimum pension ("GMP") benefits the Group has recorded a pre-tax past service cost of €16 million (£14 million) in the year ended 31 March 2019.

Duration of the benefit obligations

The weighted average duration of the defined benefit obligation at 31 March 2019 is 22.0 years (2018: 22.8 years; 2017: 22.9 years).

Fair value of the assets and present value of the liabilities of the schemes

The amount included in the statement of financial position arising from the Group’s obligations in respect of its defined benefit schemes is as follows:

	Assets	Liabilities	Net deficit
	€m	€m	€m
1 April 2017	6,709	(7,303)	(594)
Service cost	—	(36)	(36)
Interest income/(cost)	167	(175)	(8)
Return on plan assets excluding interest income	(37)	—	(37)
Actuarial losses arising from changes in demographic assumptions	—	(46)	(46)
Actuarial losses arising from changes in financial assumptions	—	(12)	(12)
Actuarial gains arising from experience adjustments	—	1	1
Employer cash contributions	301	—	301
Member cash contributions	8	(8)	—
Benefits paid	(289)	289	—
Exchange rate movements	(156)	166	10
Other movements	(6)	17	11
31 March 2018	6,697	(7,107)	(410)
Service cost	—	(47)	(47)
Interest income/(cost)	167	(177)	(10)
Return on plan assets excluding interest income	269	—	269
Actuarial losses arising from changes in demographic assumptions	—	5	5
Actuarial losses arising from changes in financial assumptions	—	(253)	(253)
Actuarial gains arising from experience adjustments	—	12	12
Employer cash contributions	27	—	27
Member cash contributions	9	(9)	—
Benefits paid	(280)	280	—
Exchange rate movements	87	(87)	—
Other movements	(2)	(48)	(50)
31 March 2019	6,974	(7,431)	(457)

An analysis of net (deficit)/assets is provided below for the Group as a whole.

	2019	2018	2017	2016	2015
	€m	€m	€m	€m	€m
Analysis of net deficit:
Total fair value of scheme assets	6,974	6,697	6,709	6,229	6,857
Present value of funded scheme liabilities	(7,315)	(7,028)	(7,222)	(6,487)	(7,316)
Net deficit for funded schemes	(341)	(331)	(513)	(258)	(459)
Present value of unfunded scheme liabilities	(116)	(79)	(81)	(83)	(91)
Net deficit	(457)	(410)	(594)	(341)	(550)
Net deficit is analysed as:
Assets[1]	94	110	57	224	234
Liabilities	(551)	(520)	(651)	(565)	(784)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Company either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions. The International Accounting Standards Board (IASB) published an Exposure Draft in June 2015 that would amend “IFRIC14 IAS19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and Their Interaction”. However, in 2017 the IASB stated that they are carrying out “further work to assess whether it can establish a more principles-based approach in IFRIC14 for an entity to assess and measure its right to a refund of a surplus”. As such, it is not clear at this stage how and when IFRIC14 may be revised, and we will assess the impact of any changes when the revised version is published.

An analysis of net assets/(deficit) is provided below for the Group’s largest defined benefit pension scheme in the UK, which is a funded scheme. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan ("CWWRP") plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section					Vodafone Section
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,828	2,760	2,894	2,762	3,114	2,926	2,773	2,654	2,408	2,645
Present value of scheme liabilities	(2,734)	(2,655)	(2,842)	(2,543)	(2,884)	(3,157)	(2,945)	(2,962)	(2,548)	(2,951)
Net assets/(deficit)	94	105	52	219	230	(231)	(172)	(308)	(140)	(306)
Net assets/(deficit) are analysed as:
Assets	94	105	52	219	230	—	—	—	—	—
Liabilities	—	—	—	—	—	(231)	(172)	(308)	(140)	(306)

Fair value of scheme assets

	2019	2018
	€m	€m
Cash and cash equivalents	65	95
Equity investments:
With quoted prices in an active market	1,469	1,407
Without quoted prices in an active market	250	360
Debt instruments:
With quoted prices in an active market	3,831	4,149
Without quoted prices in an active market	620	590
Property:
With quoted prices in an active market	24	27
Without quoted prices in an active market	282	78
Derivatives:[1]
With quoted prices in an active market	(986)	(1,146)
Without quoted prices in an active market	—	44
Investment fund	543	275
Annuity policies
With quoted prices in an active market	14	—
Without quoted prices	862	818
Total	6,974	6,697

Note:

1Derivatives include collateral held in the form of cash.

The fair value of scheme assets, which have been measured at fair value in accordance with IFRS 13 “Fair Value Measurement”, are analysed by asset category above and are subdivided by assets that have a quoted market price in an active market and those that do not, such as investment funds. Where available, the fair values are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). Unlisted investments without quoted prices in an active market (e.g. private equity) are included at values provided by the fund manager in accordance with relevant guidance. Other significant assets are valued based on observable inputs such as yield curves. The Vodafone UK Plan annuity policies fully match the pension obligations of those pensioners insured and therefore are set equal to the present value of the related obligations. Investment funds of €543 million at 31 March 2019 include €276 million of investments in diversified alternative beta funds held in the Vodafone Section of the Vodafone UK plan.

The actual return on plan assets over the year to 31 March 2019 was a gain of €436 million (2018: €130 million).

Sensitivity analysis

Measurement of the Group’s defined benefit retirement obligation is sensitive to changes in certain key assumptions. The sensitivity analysis below shows how a reasonably possible increase or decrease in a particular assumption would, in isolation, result in an increase or decrease in the present value of the defined benefit obligation as at 31 March 2019.

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Increase by 1 year	Decrease by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined obligation[1]	(570)	644	(4)	4	857	(733)	230	(229)

Note:

1

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.